NOTE 26: RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 341,601	$ 734,655	$ 1,063,748
Share-based payments	12,159	556,040	892,417
Directors fees	7,500	11,250	0
Key management compensation	$ 361,260	$ 1,301,945	$ 1,956,165